Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
March 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT1-0525
1.9887616.106
Municipal Securities - 94.0%
	Principal Amount (a)	Value ($)
Alabama - 4.3%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	674,077
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	825,000	849,180
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,524,403
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	694,422
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	4,000,000	4,203,197
		9,945,279
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	795,000	799,459
General Obligations - 3.6%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	19,000,000	19,881,697
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	15,000,000	15,760,845
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,705,000	4,702,488
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,605,000	2,693,951
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,460,000	1,604,577
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	145,000	147,999
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,080,000	2,084,658
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	7,400,000	7,853,583
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,970,000	2,035,608
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	10,230,000	10,736,754
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	14,805,000	15,739,705
		83,241,865
Health Care - 0.2%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	915,000	982,240
Infirmary Hlth Sys Spl Care 5% 2/1/2026	1,840,000	1,860,138
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	734,296
		3,576,674
TOTAL ALABAMA		97,563,277
Alaska - 0.1%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (Alaska St Guaranteed) (c)	1,690,000	1,730,284
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	175,000	171,165
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	298,597
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	175,000	176,987
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	426,315
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	321,805
		1,394,869
TOTAL ALASKA		3,125,153
Arizona - 3.6%
Education - 0.0%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	55,000	27,363
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	55,000	27,362
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	364,716
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	587,278
		1,006,719
Electric Utilities - 0.5%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	900,000	899,558
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	545,000	545,288
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,430,000	1,529,767
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	6,655,000	7,154,721
		10,129,334
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,306,800
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	931,265
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,078,516
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,395,000	1,561,911
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,431,908
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,621,361
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	480,476
		8,412,237
Health Care - 1.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.48% tender 1/1/2037 (b)(e)	150,000	144,819
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,464,457
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	438,221
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	14,598
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	17,948
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,262,022
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,454,003
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	266,840
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,110,000	2,152,794
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	947,027
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	551,513
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,180,000	2,298,773
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	250,000	228,430
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	395,000	326,295
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	11,288,401
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,743,436
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	417,810
		31,017,387
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	795,317	747,974
Industrial Development - 1.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	17,910,000	18,345,161
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	4,930,000	4,971,309
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	2,080,000	2,082,360
		25,398,830
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	197,745
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	130,449
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	90,000	91,631
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (c)	65,000	66,065
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2049 (c)	2,315,000	2,319,400
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	720,000	744,271
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	55,000	56,277
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	180,589
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	210,669
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	128,264
		3,927,615
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	427,284
TOTAL ARIZONA		81,265,125
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	255,592
California - 2.8%
Electric Utilities - 0.1%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,462,023
General Obligations - 0.6%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	200,000	179,595
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	5,180,000	5,441,442
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	210,826
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	382,644
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	90,000	71,851
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured) (g)	250,000	221,639
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured) (g)	255,000	209,371
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	10,000	10,086
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2037	1,225,000	1,365,190
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	230,000	199,197
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	304,311
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	300,000	233,290
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	395,000	242,876
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	2,625,000	1,528,164
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	1,410,000	779,432
Poway CA Unified Sch Dist 0% 8/1/2041 (g)	200,000	99,395
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	60,000	21,826
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	180,000	128,192
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	440,000	339,894
San Marcos Unified School District 0% 8/1/2047 (g)	1,075,000	382,117
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	275,000	263,810
State of California Gen. Oblig. 4% 11/1/2037	575,000	580,787
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,031
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	112,836
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,860,548
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	230,607
		15,409,957
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (d)(i)	50,873	43,242
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,802,846	1,721,689
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,688,802	2,663,782
		4,385,471
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	65,000	65,458
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	135,000	135,743
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	60,000	60,289
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	255,000	240,483
		501,973
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	26,290,000	2,819,910
Transportation - 1.3%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (g)	1,350,000	366,946
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,000,000	954,733
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	1,000,000	889,562
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,079,923
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (c)	1,330,000	1,390,883
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (c)	255,000	256,385
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (c)	4,000,000	4,390,919
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (c)	2,500,000	2,716,873
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (c)	360,000	371,817
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	920,000	937,964
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	930,000	961,444
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,245,000	1,302,434
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	835,000	880,971
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	2,525,000	2,650,781
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	3,960,000	3,987,743
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	2,200,000	2,289,529
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	1,840,000	1,900,595
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (c)	395,000	396,709
		27,726,211
Water & Sewer - 0.5%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured) (g)	10,445,000	10,046,430
San Diego County Water Authority 5% 5/1/2047	685,000	724,580
San Diego County Water Authority 5% 5/1/2052	1,160,000	1,223,399
		11,994,409
TOTAL CALIFORNIA		64,343,196
Colorado - 2.9%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	260,000	253,818
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	305,000	302,419
		556,237
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	126,483
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	160,000	160,487
		286,970
General Obligations - 0.7%
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,580,000	6,193,053
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5% 12/1/2035	400,000	448,862
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2036	500,000	567,503
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2037	450,000	507,147
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2039	1,075,000	1,200,814
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2040	1,000,000	1,110,228
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2042	1,100,000	1,204,462
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2043	500,000	544,854
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2045	450,000	486,762
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2049	4,500,000	4,827,744
		17,091,429
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	735,775
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	6,390,000	6,806,566
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,551,310
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,250,000	961,150
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,094,695
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	540,000	546,278
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,161,216
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,577,083
		17,434,073
Housing - 0.2%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	105,000	105,813
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	165,000	166,330
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	460,000	452,532
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	475,000	490,506
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,050,000	2,052,099
		3,267,280
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	485,957
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,105,612
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	75,000	79,498
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Municipal Corp Insured)	47,000	48,447
		1,719,514
Transportation - 0.8%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	175,000	179,652
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	150,000	156,266
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	9,260,000	8,510,485
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	3,220,000	3,345,698
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	390,000	416,353
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	260,000	280,035
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	255,000	262,004
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (c)	505,000	517,284
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (c)	3,815,000	4,084,962
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	753,448
		18,506,187
Water & Sewer - 0.3%
Denver Co City & Cnty Brd Wtr 5% 9/15/2028	770,000	826,192
Denver Co City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,558,122
Denver Co City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,612,224
Denver Co City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	2,375,000	2,464,496
		6,461,034
TOTAL COLORADO		65,322,724
Connecticut - 1.8%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	503,034
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	291,913
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	452,934
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	3,115,000	3,106,050
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,579
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	20,800
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	31,103
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	20,697
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	605,000	590,946
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,615
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	66,867
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	51,286
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	419,311
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	81,327
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	588,120
		6,275,582
General Obligations - 0.3%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	315,612
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	145,000	145,394
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	165,000	166,677
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	320,512
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	245,319
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	365,000	374,254
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	263,262
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	55,000	56,817
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	2,470,000	2,685,642
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,565,276
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	260,000	263,249
		6,402,014
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (f)(i)	350,000	227,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (f)(i)	205,000	133,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (f)(i)	420,000	273,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,807,825
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	369,649
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	880,722
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,918,517
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	559,948
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	395,796
		7,566,207
Housing - 0.3%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	260,000	255,263
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2025 (c)	260,000	262,405
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	6,275,000	6,605,152
		7,122,820
Special Tax - 0.7%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	541,860
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,675,000	5,251,494
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	5,965,000	6,355,915
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	436,519
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (f)	130,000	131,526
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (f)	295,000	296,685
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	655,000	548,693
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (f)	405,000	429,646
		13,992,338
TOTAL CONNECTICUT		41,358,961
Delaware - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	316,562
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	320,957
		637,519
TOTAL DELAWARE		637,519
District Of Columbia - 0.7%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	2,045,288
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	388,738
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	402,364
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	543,299
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,337,373
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,151,148
		3,822,922
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,430,000	4,583,215
Transportation - 0.2%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	225,000	234,007
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	335,000	346,330
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	115,000	120,737
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (c)	415,000	427,412
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	75,000	77,121
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (c)	115,000	118,005
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (c)	55,000	56,286
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (c)	125,000	127,456
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	180,000	181,567
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	222,140
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	279,784
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	1,290,000	928,051
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,710,257
		5,829,153
TOTAL DISTRICT OF COLUMBIA		16,280,578
Florida - 4.6%
Education - 0.6%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	230,926
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2039	1,045,000	1,124,410
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,435,000	1,489,116
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (f)	1,700,000	1,681,502
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2036	1,445,000	1,572,763
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2038	1,580,000	1,706,204
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2040	1,750,000	1,865,138
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5.25% 12/1/2054	3,550,000	3,733,307
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	125,000	127,359
		13,530,725
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	110,000	112,786
Florida St Mun Pwr Agy Rev 5% 10/1/2031	120,000	122,951
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	50,000	50,473
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	90,000	90,817
		377,027
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	50,000	50,215
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	35,000	35,796
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	112,176
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard Cnty FL Sch Dist Proj.) Series C, 5% 7/1/2028	90,000	90,444
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	105,000	105,508
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	71,514
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	505,000	513,565
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2029	300,000	301,668
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	255,000	260,175
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	315,000	320,580
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	50,000	50,879
		1,912,520
Health Care - 1.3%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,135,307
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,337,728
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	710,000	501,191
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,214,868
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	2,965,000	3,151,836
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	439,118
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,276,963
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,620,047
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	4,971,738
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	212,126
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	368,264
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	384,142
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	411,809
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	408,697
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	505,733
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	125,000	125,434
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	9,247,330
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	119,914
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	78,025
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	115,000	118,506
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	220,222
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	170,000	171,798
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	53,004
		30,073,800
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,000,000	1,014,443
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	625,000	632,073
		1,646,516
Special Tax - 0.1%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037 (g)	3,000,000	1,806,800
Tampa FL Tax Alloc 0% 9/1/2035 (g)	1,575,000	1,005,287
Tampa FL Tax Alloc 0% 9/1/2037 (g)	235,000	135,399
Tampa FL Tax Alloc 0% 9/1/2049 (g)	765,000	221,150
		3,168,636
Transportation - 1.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (c)	150,000	150,903
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (c)	175,000	175,887
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	150,000	150,711
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	140,000	140,581
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (c)	15,000	15,142
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (c)	50,000	51,250
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (c)	50,000	51,880
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (c)	135,000	139,326
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	35,000	36,064
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (c)	175,000	179,740
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (c)	65,000	66,645
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (c)	65,000	66,524
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	75,000	76,616
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (c)	100,000	101,957
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (c)	115,000	117,001
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (c)	655,000	659,581
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (c)	1,120,000	1,184,740
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	705,000	706,748
Broward Cnty FL Arpt Sys Rev Series Q 1, 5% 10/1/2025	265,000	265,427
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	5,260,000	5,357,085
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	435,000	447,512
Greater Orlando Aviation Auth 5% 10/1/2034 (c)	305,000	311,859
Greater Orlando Aviation Auth 5% 10/1/2037 (c)	315,000	319,734
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	85,000	87,125
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	50,000	52,002
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	15,000	15,142
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (c)	25,000	26,001
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (c)	2,460,000	2,464,355
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	490,000	488,140
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (c)	80,000	80,441
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	75,000	76,688
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (c)	70,000	70,321
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	90,000	91,846
Miami-Dade Cnty Fla Aviat Rev 5.5% 10/1/2055 (c)	15,000,000	15,787,556
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	50,000	50,375
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	218,777
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	188,046
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050 (g)	5,175,000	1,454,094
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051 (g)	2,600,000	687,837
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (c)	50,000	51,036
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (c)	55,000	55,916
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (c)	95,000	96,486
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (c)	65,000	65,953
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (c)	100,000	101,365
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (c)	215,000	217,702
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (c)	230,000	232,664
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (c)	240,000	242,574
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2033 (c)	3,305,000	3,556,654
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2034 (c)	3,175,000	3,419,945
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2041 (c)	550,000	585,211
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2042 (c)	1,340,000	1,415,912
		42,653,077
Water & Sewer - 0.5%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,016,040
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	813,679
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,438,256
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,776,287
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	224,223
		11,268,485
TOTAL FLORIDA		104,630,786
Georgia - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	100,852
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2025	365,000	368,088
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	292,975
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	171,289
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	175,781
		1,108,985
Electric Utilities - 0.4%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	1,700,000	1,711,116
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	930,000	583,267
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	3,465,000	3,452,624
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	325,000	325,593
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	190,000	188,402
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	295,000	287,029
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	180,000	175,686
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	210,000	201,892
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Municipal Corp Insured)	150,000	143,490
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	155,000	166,745
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	295,000	314,835
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	175,000	186,766
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	260,000	276,381
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	180,000	191,341
		8,205,167
General Obligations - 3.4%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,150,401
Georgia St Gen. Oblig. Series 2022A, 5% 7/1/2035	24,240,000	26,945,094
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,390,000	1,395,135
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	16,725,000	16,862,812
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	6,860,000	7,164,163
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	8,745,000	9,331,242
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	5,470,000	5,490,662
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,790,000	1,859,181
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	5,550,000	5,847,161
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,465,000	2,612,114
		78,657,965
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	500,000	526,594
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	1,470,000	1,503,807
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,163,316
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	97,641
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	140,000	137,253
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	415,000	411,696
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	435,000	413,594
		5,253,901
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	3,485,000	3,754,112
Transportation - 0.2%
Atlanta GA Arpt Rev 5% 7/1/2025 (c)	140,000	140,631
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (c)	1,005,000	1,070,612
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	638,721
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	956,575
		2,806,539
TOTAL GEORGIA		99,786,669
Hawaii - 0.5%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	110,000	111,431
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,130,000	3,193,618
Transportation - 0.3%
Hawaii St Arpts Sys Rev 5% 7/1/2044 (c)(j)	4,850,000	4,977,242
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (c)	65,000	67,702
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (c)	75,000	77,960
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	75,000	77,706
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (c)	75,000	77,457
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	75,000	77,286
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	60,000	57,536
		5,412,889
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,724,912
TOTAL HAWAII		10,442,850
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	25,000	25,111
Illinois - 9.5%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	61,764
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	46,254
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	61,393
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	50,039
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	51,228
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	51,214
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	129,635
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	45,031
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	49,545
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	337,254
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	773,220
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	446,589
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	497,193
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	411,027
University of Illinois Series 2018A, 5% 4/1/2030	210,000	220,843
		3,232,229
Electric Utilities - 0.0%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	205,000	205,867
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,081
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	140,000	143,443
		148,524
General Obligations - 3.9%
Chicago IL Brd Ed 5% 12/1/2025	165,000	165,802
Chicago IL Brd Ed 5% 12/1/2026	100,000	101,383
Chicago IL Brd Ed 5% 12/1/2030	130,000	130,781
Chicago IL Brd Ed 6.5% 12/1/2046	100,000	102,196
Chicago IL Brd Ed 7% 12/1/2046 (f)	140,000	146,849
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	100,000	100,486
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	101,366
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	246,895
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	355,776
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	101,199
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	99,906
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	169,741
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	349,009
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	194,370
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	462,294
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,220,200
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	742,640
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	547,176
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	930,348
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	13,298,775
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	150,668
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,049,979
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,394,953
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,369,352
Chicago IL Gen. Oblig. 5.5% 1/1/2043	5,725,000	5,885,089
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	700,000	705,506
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	906,224
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,682,821
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,602,714
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	270,650
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	591,828
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	298,410
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	144,284
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	190,571
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2030	255,000	262,434
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	215,000	216,067
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	111,464
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	112,349
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	56,329
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	140,909
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	141,636
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	934,818
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	144,447
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,094,574
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	681,456
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	756,911
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	1,930,192
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,352,607
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	60,000	61,273
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,115,636
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,095,253
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,194,151
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,580,918
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	4,041,952
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,400,798
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	9,083,845
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,401,934
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,025,055
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,487,150
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,310,294
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	951,650
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	2,937,918
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	1,145,000	1,107,165
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,560,597
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (g)	265,000	251,763
		87,353,786
Health Care - 1.3%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,333,233
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032	60,000	59,144
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	75,000	73,220
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2033	15,000	15,043
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	315,000	307,375
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	319,771
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,415,000	1,454,155
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	320,000	328,289
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	180,000	183,911
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	125,000	127,419
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2029	260,000	263,269
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	85,000	86,507
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	115,000	116,606
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,482,897
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	65,993
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,142
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	70,000	70,072
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	45,000	42,140
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	1,800,000	1,671,468
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	3,071,371
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	465,000	349,160
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	807,172
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,650,000	1,944,186
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,592,851
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	2,905,000	2,910,228
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	499,167
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,026,029
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,224,574
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	1,949,675
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,446,360
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,485,304
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	668,494
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,798,890
		29,919,115
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	45,000	45,042
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	267,214
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	655,000	642,279
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	419,499	365,364
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	1,665,000	1,666,555
		2,986,454
Special Tax - 2.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,523,384
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,295,000	2,478,931
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2041	6,000,000	6,373,187
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	2,880,000	3,032,759
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,092,126
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,610,991
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,791,466
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	485,000	374,451
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (g)	65,000	38,986
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	2,445,000	1,466,483
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (g)	515,000	258,505
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (g)	430,000	204,504
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (g)	1,225,000	547,701
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	660,000	166,195
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	335,000	298,343
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	445,000	381,005
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	260,000	168,742
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	3,150,000	1,334,703
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (g)	15,000,000	5,994,162
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (g)	1,540,000	580,273
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	185,000	62,199
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	4,990,703
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	692,427
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	560,000	565,305
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (g)	5,000,000	1,020,629
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	50,000	50,584
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	169,655
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	20,883
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	36,205
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,571
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,460,121
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,369,473
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,830,000	10,831,906
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	500,000	539,308
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	500,000	534,382
		62,081,248
Transportation - 1.3%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	100,000	100,766
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	80,000	79,958
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	100,000	100,856
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	135,000	136,089
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	150,000	153,713
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	125,000	127,949
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	30,888
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	180,000	184,957
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	30,000	30,826
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	30,000	30,777
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (c)	135,000	137,711
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	140,000	141,459
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (c)	205,000	208,609
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	105,000	107,276
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (c)	150,000	152,436
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	190,000	192,837
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	101,347
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	101,347
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	430,000	438,339
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (c)	20,000	20,556
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (c)	20,000	20,508
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (c)	1,030,000	1,053,584
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (c)	1,005,000	1,023,094
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (c)	285,000	285,145
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (c)	690,000	718,241
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (c)	500,000	524,977
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (c)	810,000	858,917
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (c)	600,000	639,287
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (c)	4,700,000	4,475,443
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (c)	225,000	238,588
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (c)	230,000	245,060
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	760,000	802,756
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (c)	1,695,000	1,802,445
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (c)	2,565,000	2,704,057
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	1,870,000	1,971,986
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	135,000	136,623
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	15,000	15,038
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	358,977
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	140,000	144,593
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	353,458
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	919,002
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,077,535
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	4,876,975
		29,824,985
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	175,789
TOTAL ILLINOIS		215,927,997
Indiana - 0.5%
Education - 0.1%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,052,198
Purdue University Series DD, 5% 7/1/2034	60,000	62,931
Purdue University Series DD, 5% 7/1/2035	120,000	125,531
Purdue University Series DD, 5% 7/1/2036	130,000	135,658
Purdue University Series DD, 5% 7/1/2037	120,000	124,884
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	501,103
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	238,998
		2,241,303
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	90,000	87,356
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	140,000	136,161
		223,517
General Obligations - 0.1%
Indiana St Fin Auth Rev (Indiana St Proj.) 5.25% 2/1/2032	355,000	356,733
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,985,000	2,181,476
		2,538,209
Health Care - 0.3%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,065,000	2,706,034
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	2,010,000	2,122,948
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	66,645
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	30,811
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	76,662
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	71,468
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	180,000	153,583
		5,228,151
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	95,000	93,431
Special Tax - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	346,687
Transportation - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (c)	50,000	49,823
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (c)	50,000	49,794
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (c)	65,000	64,734
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (c)	140,000	138,147
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	55,000	55,792
		358,290
Water & Sewer - 0.0%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	542,003
TOTAL INDIANA		11,571,591
Iowa - 0.4%
Education - 0.1%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	2,105,000	2,148,537
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2029 (c)	310,000	323,084
		2,471,621
Housing - 0.2%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	4,285,000	4,474,504
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	45,000	42,464
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	294,655
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	291,286
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	284,398
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	281,784
		1,194,587
TOTAL IOWA		8,140,712
Kentucky - 2.4%
Education - 0.3%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,253,026
Electric Utilities - 0.4%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	9,375,000	9,457,707
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,015,000	3,149,833
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	2,760,000	2,771,743
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,516,739
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,520,809
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,746,132
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	5,465,000	5,872,247
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	50,000	51,160
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	291,317
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	70,000	73,455
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	55,000	57,609
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	65,000	67,938
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	41,557
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	31,108
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2037	3,325,000	3,666,074
		23,857,721
Health Care - 0.6%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	655,000	556,331
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	930,000	934,142
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	1,750,000	1,758,897
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	372,518
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	130,000	132,996
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	155,000	164,356
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,477,005
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	8,260,000	8,779,743
		14,175,988
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	81,045
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	75,831
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	75,793
		232,669
TOTAL KENTUCKY		53,977,111
Louisiana - 0.4%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	103,196
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	72,159
		175,355
Health Care - 0.3%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	5,932,856
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	515,000	554,153
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	1,470,000	1,480,184
Transportation - 0.0%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	25,000	25,693
New Orleans LA Aviation Board 5% 1/1/2027 (c)	20,000	20,554
New Orleans LA Aviation Board 5% 1/1/2028 (c)	35,000	35,747
New Orleans LA Aviation Board 5% 1/1/2028 (c)	10,000	10,213
New Orleans LA Aviation Board 5% 1/1/2031 (c)	30,000	30,534
New Orleans LA Aviation Board 5% 1/1/2032 (c)	20,000	20,334
New Orleans LA Aviation Board 5% 1/1/2033 (c)	50,000	50,773
New Orleans LA Aviation Board 5% 1/1/2033 (c)	35,000	35,541
New Orleans LA Aviation Board 5% 1/1/2034 (c)	60,000	60,833
New Orleans LA Aviation Board 5% 1/1/2034 (c)	10,000	10,139
New Orleans LA Aviation Board 5% 1/1/2035 (c)	20,000	20,264
New Orleans LA Aviation Board 5% 1/1/2036 (c)	45,000	45,535
New Orleans LA Aviation Board 5% 1/1/2037 (c)	80,000	80,835
New Orleans LA Aviation Board 5% 1/1/2037 (c)	295,000	298,079
		745,074
TOTAL LOUISIANA		8,887,622
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	20,000	20,031
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,219
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,094
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	49,796
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,320
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	25,919
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	20,644
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	51,422
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	41,062
		284,507
General Obligations - 0.2%
Brunswick ME 2.25% 11/1/2035	380,000	306,182
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,081,902
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	804,907
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,210,180
		3,403,171
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	97,453
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	325,000	334,670
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2032	55,000	55,238
Maine St Tpk Auth Tpk Rev 5% 7/1/2038	35,000	35,098
		90,336
TOTAL MAINE		4,210,137
Maryland - 1.5%
Education - 0.2%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,826,516
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	57,088
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	134,180
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	132,539
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	142,562
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	147,515
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	155,000	157,405
		3,597,805
General Obligations - 0.5%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,515,983
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,320,429
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	2,022,379
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	470,994
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	757,467
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,128,419
State of Maryland 4% 8/1/2028	2,500,000	2,592,317
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,311,086
		11,119,074
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	610,185
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	3,113,268
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	987,800
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,041,693
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	3,555,000	3,735,764
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	77,879
		9,566,589
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	810,000	806,256
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	405,000	406,327
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	145,000	143,739
		1,356,322
Special Tax - 0.1%
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,048,568
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	241,291
		1,289,859
Transportation - 0.2%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	530,000	463,291
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	1,175,000	1,192,412
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	67,378
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	102,586
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	1,590,000	1,536,173
Maryland Trans Auth Psngr Fac Chrg Rev Series 2012B, 2.5% 6/1/2026 (c)	1,940,000	1,916,509
		5,278,349
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	539,966
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	661,025
		1,200,991
TOTAL MARYLAND		33,408,989
Massachusetts - 3.0%
Education - 0.4%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,738,520
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,710,708
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	689,128
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	637,685
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	761,375
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	1,140,000	1,145,186
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (c)	200,000	205,768
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	51,294
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	76,921
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	81,982
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	85,180
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	50,755
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	55,770
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	55,687
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	60,579
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	65,524
		8,472,062
General Obligations - 1.0%
Massachusetts St Gen. Oblig. 5% 1/1/2049	295,000	301,358
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	460,000	470,737
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,682,739
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	13,710,000	14,215,301
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,200,000	2,471,736
		22,141,871
Health Care - 0.0%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	795,000	801,126
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	44,446
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	222,244
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	86,317
		1,154,133
Special Tax - 1.1%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (g)	2,230,000	1,681,408
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,204,354
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,563,615
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	20,000,000	20,665,806
		25,115,183
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	435,000	437,482
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	2,040,000	2,108,431
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	390,000	398,638
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	2,645,000	2,689,793
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	106,955
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	55,980
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	81,151
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	145,000	148,264
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (c)	1,205,000	1,265,692
		7,292,386
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,326,498
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,329,929
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,081,337
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,071,138
		4,808,902
TOTAL MASSACHUSETTS		68,984,537
Michigan - 1.2%
Education - 0.1%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	164,418
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	162,596
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	133,143
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	311,301
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	326,084
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	615,000	632,178
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	1,000,000	1,017,745
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	420,166
		3,167,631
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	3,560,000	3,473,271
Escrowed/Pre-Refunded - 0.0%
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	10,000	10,109
General Obligations - 0.0%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	162,038
Portage MI Pub Schs 5% 11/1/2030	145,000	148,037
Portage MI Pub Schs 5% 11/1/2031	130,000	132,596
Portage MI Pub Schs 5% 11/1/2036	15,000	15,269
		457,940
Health Care - 0.1%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	446,586
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	120,000	122,212
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	587,485
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	72,509
		1,228,792
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,055,000	1,050,660
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	870,553
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,362,721
		5,283,934
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	155,000	157,499
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,488,846
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	60,000	60,014
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	60,000	59,755
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	65,000	64,982
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	30,000	30,858
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (c)	35,000	35,940
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	40,000	41,006
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (c)	30,000	30,700
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	20,000	20,508
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (c)	295,000	295,386
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	235,000	245,715
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,091
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	30,000	30,890
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (c)	25,000	25,711
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (c)	30,000	30,736
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (c)	30,000	30,676
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (c)	45,000	45,812
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (c)	50,000	50,368
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	75,000	75,148
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	20,723
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	20,687
		1,251,706
Water & Sewer - 0.4%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	535,000	546,943
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	2,933,465
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2036	3,940,000	4,417,729
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,850,000	2,059,259
		9,957,396
TOTAL MICHIGAN		26,477,124
Minnesota - 1.1%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	41,030
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	80,770
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (c)	1,125,000	1,158,990
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (c)	1,400,000	1,454,788
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (c)	2,000,000	2,085,260
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	15,000	14,999
		4,835,837
General Obligations - 0.1%
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,228,870
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	788,896
		3,017,766
Health Care - 0.4%
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2025 (North Memorial Med Center, MN Guaranteed)	40,000	40,033
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	7,700,000	7,931,729
		7,971,762
Housing - 0.4%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,071,641	839,160
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	6,280,000	6,682,451
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	300,000	319,238
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	360,000	390,264
		8,231,113
TOTAL MINNESOTA		24,056,478
Mississippi - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	305,000	299,731
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	218,927
		518,658
TOTAL MISSISSIPPI		518,658
Missouri - 0.1%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	610,089
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	35,961
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	82,107
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	157,979
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	49,963
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,004
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	65,000	65,307
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	75,000	74,313
		1,125,723
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	30,000	30,129
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	575,000	565,053
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	350,000	345,716
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	890,000	990,449
		1,931,347
Transportation - 0.0%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	145,000	148,578
TOTAL MISSOURI		3,205,648
Montana - 0.2%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	1,879,481
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	2,125,000	2,258,019
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,112
		2,278,131
TOTAL MONTANA		4,157,612
Nebraska - 0.6%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	50,391
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	35,869
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	306,849
		393,109
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	125,000	126,495
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (c)	5,000	5,058
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (c)	35,000	35,978
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (c)	45,000	46,257
		87,293
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	6,790,000	6,800,036
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	5,025,000	5,243,336
		12,043,372
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	55,000	54,906
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	50,000	49,804
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,025,000	1,019,555
		1,124,265
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (c)	15,000	15,203
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (c)	40,000	41,048
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (c)	30,000	30,720
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (c)	40,000	40,763
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (c)	20,000	20,346
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (c)	20,000	20,285
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (c)	55,000	55,650
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (c)	15,000	15,161
		239,176
TOTAL NEBRASKA		14,013,710
Nevada - 0.5%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	4,790,000	3,943,946
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	4,280,000	3,428,922
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	2,850,000	2,329,389
		9,702,257
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	2,015,000	1,971,904
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	40,000	40,145
		2,012,049
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	585,108
TOTAL NEVADA		12,299,414
New Hampshire - 0.5%
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	780,000	590,536
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	194,431
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	62,909
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	57,244
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	51,919
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	181,259
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	279,097
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2035	285,000	293,935
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2036	300,000	308,837
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	260,000	266,969
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	120,000	110,446
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	105,000	105,851
		2,503,433
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	407,381	406,119
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,516,819	3,321,795
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,349,498	2,279,615
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	415,000	417,168
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,344,141
		7,768,838
TOTAL NEW HAMPSHIRE		10,272,271
New Jersey - 6.5%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	55,000	56,142
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	130,000	132,359
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	65,000	66,075
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	65,000	65,994
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	2,500,000	2,529,136
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	1,970,000	2,015,535
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (c)	1,000,000	1,011,654
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (c)	215,000	217,506
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	305,000	312,050
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	750,000	776,185
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (c)	1,000,000	1,039,786
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (c)	2,100,000	2,148,540
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	95,000	96,139
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	165,000	170,761
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (c)	295,000	307,952
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	550,000	555,282
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (c)	205,000	209,738
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (c)	2,375,000	2,505,037
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (c)	7,590,000	8,005,570
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	106,842
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	122,033
		22,450,316
Electric Utilities - 0.3%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	6,160,000	6,135,544
General Obligations - 3.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	341,826
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	920,519
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	767,784
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	3,770,211
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	707,913
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	779,064
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	400,000	401,437
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	404,044
New Jersey St Gen. Oblig. 5% 6/1/2026	4,305,000	4,415,833
New Jersey St Gen. Oblig. 5% 6/1/2029	325,000	351,353
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	690,000	632,495
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	2,420,000	1,981,046
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	1,650,000	1,198,024
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (g)	5,000,000	3,093,189
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (g)	3,000,000	1,855,913
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	171,393
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	276,153
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,291,072
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	2,884,377
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	390,805
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,379,775
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	330,911
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,789,236
New Jersey Trans Trust Fund Auth 5% 6/15/2045	1,670,000	1,732,392
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	26,080,315
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,365,000	3,523,505
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	7,095,000	7,404,175
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	115,000	119,961
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,325,107
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	208,628
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	884,128
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,585,093
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,082,764
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	316,264
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,760,526
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	415,076
		81,572,307
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	100,000	77,905
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(f)	100,000	65,134
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	518,797
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,383,826
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,450
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	50,993
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	40,923
		2,158,028
Housing - 0.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (c)	1,795,000	1,846,506
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2026 (c)	1,675,000	1,703,480
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (c)	1,765,000	1,809,239
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (c)	1,835,000	1,890,856
		7,250,081
Tobacco Bonds - 0.4%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,251,868
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,765,000	5,632,849
		8,884,717
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	137,932
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	117,224
New Jersey Turnpike Authority 5% 1/1/2028	145,000	149,476
New Jersey Turnpike Authority 5% 1/1/2030	2,380,000	2,586,180
New Jersey Turnpike Authority 5% 1/1/2046	7,000,000	7,317,675
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,915,000	2,053,609
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,015,000	2,153,509
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,685,000	2,863,179
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	2,395,000	2,539,990
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	783,264
		20,702,038
TOTAL NEW JERSEY		149,153,031
New Jersey,New York - 0.5%
Transportation - 0.5%
Port Auth NY & NJ 5% 1/15/2047 (c)	10,480,000	10,669,004
Port Auth NY & NJ Series 227, 2% 10/1/2034 (c)	2,390,000	1,801,536
		12,470,540
TOTAL NEW JERSEY,NEW YORK		12,470,540
New Mexico - 0.8%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	945,000	962,283
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	445,000	457,460
		1,419,743
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	8,235,000	8,699,838
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	20,000	20,370
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	15,000	15,021
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	15,000	14,715
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	28,637
		78,743
Housing - 0.4%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	7,225,000	7,936,712
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	60,000	60,053
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,015,000	1,085,356
		9,082,121
TOTAL NEW MEXICO		19,280,445
New York - 8.7%
Education - 0.3%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	65,584
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	65,522
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	139,223
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	230,010
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	154,302
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	274,155
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	3,367,274
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	123,576
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	340,000	342,142
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	865,647
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	50,000	49,428
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	785,000	799,894
		6,476,757
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	630,000	611,972
General Obligations - 0.3%
City of New York NY Gen. Oblig. 5% 8/1/2025	3,000,000	3,022,308
City of New York NY Gen. Oblig. 5% 8/1/2025	2,000,000	2,014,872
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (h)	500,000	501,758
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	303,440
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	225,361
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	788,874
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	90,000	90,449
		6,947,062
Health Care - 0.0%
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (f)	100,000	100,169
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (f)	100,000	93,363
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	260,000	215,075
		408,607
Housing - 1.0%
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	145,000	144,553
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	135,000	129,022
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,310,000	1,243,524
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	6,565,000	6,571,545
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,335,000	1,336,103
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	490,000	486,038
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	135,000	133,995
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	4,100,000	4,100,355
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	2,045,000	2,050,060
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	2,280,000	2,290,297
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	478,905
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,435,000	2,384,262
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	1,635,000	1,667,948
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	40,000	39,759
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028 (c)	1,000,000	924,899
		23,981,265
Industrial Development - 0.1%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,290,704
Other - 0.1%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2038	1,400,000	1,564,538
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,104,336
		2,668,874
Special Tax - 2.8%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,680,419
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,593,561
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	585,000	600,695
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,360,000	2,668,512
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,505,000	2,769,619
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	494,705
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	613,957
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	3,050,545
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	8,919,299
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	312,145
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	5,644,928
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	6,491,733
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	681,530
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	12,866,802
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	718,568
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,391,960
		60,498,978
Transportation - 2.5%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	3,073,695
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	145,000	145,353
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,221,223
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	990,000	1,037,269
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2032	10,555,000	11,663,487
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2033	22,875,000	25,379,321
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	3,011,285
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (c)	1,705,000	1,733,670
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	415,000	437,528
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	640,000	671,572
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	700,000	730,815
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	350,000	363,602
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	240,000	247,977
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	635,000	652,299
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,550,000	1,584,145
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,185,000	1,204,625
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	1,000,000	1,014,656
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	910,000	918,182
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	455,000	456,412
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	1,630,000	1,695,264
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	215,000	215,027
		58,457,407
Water & Sewer - 1.6%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	5,265,000	5,421,906
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	3,959,092
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	11,230,564
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	15,000,000	15,914,003
		36,525,565
TOTAL NEW YORK		197,867,191
North Carolina - 1.3%
Health Care - 0.3%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	2,620,000	2,624,867
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	451,514
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	875,000	867,687
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2044	1,380,000	1,391,742
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2054	1,665,000	1,632,659
		6,968,469
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	5,340,000	5,256,248
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	815,000	882,189
		6,138,437
Transportation - 0.7%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	83,278
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	77,395
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	184,700
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (c)	5,000	5,022
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (c)	5,000	5,107
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (c)	10,000	10,363
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (c)	10,000	10,312
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (c)	10,000	10,295
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (c)	15,000	15,417
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (c)	25,000	25,658
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (c)	25,000	25,621
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (c)	25,000	25,581
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (c)	30,000	30,648
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (c)	20,000	20,397
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (c)	15,000	15,272
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (c)	20,000	20,328
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (c)	60,000	60,503
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	75,406
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Municipal Corp Insured)	16,075,000	16,608,090
		17,309,393
TOTAL NORTH CAROLINA		30,416,299
North Dakota - 0.4%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	1,345,000	906,224
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	500,289
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	508,760
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	374,131
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	333,210
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	569,002
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	680,114
		2,965,506
Housing - 0.3%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	170,000	167,186
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	800,000	826,603
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,395,266
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	600,000	585,635
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	295,000	319,800
		4,294,490
TOTAL NORTH DAKOTA		8,166,220
Ohio - 2.5%
Education - 0.2%
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2036	1,160,000	1,236,544
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2037	495,000	524,958
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2043	1,710,000	1,752,852
		3,514,354
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	2,535,000	2,674,674
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,419,970
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,379,183
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,153,204
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,539,709
		10,166,740
General Obligations - 0.1%
Columbus OH City Sch Dist 5% 12/1/2029	105,000	107,420
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	281,505
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	390,202
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	513,610
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	433,647
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	644,607
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	654,363
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	211,129
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	263,798
		3,500,281
Health Care - 0.4%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	715,000	718,876
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,122,178
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	150,000	150,990
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	102,730
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2043 (j)	2,810,000	2,947,664
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	602,067
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	441,004
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	635,000	622,092
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	415,000	421,468
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	111,128
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	140,000	143,850
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	268,910
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	280,694
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	303,350
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	325,574
		8,562,575
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,315
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	810,000	881,188
		906,503
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	332,733
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	485,000	493,295
		826,028
Tobacco Bonds - 0.5%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	9,705,000	6,973,895
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	225,191
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	718,231
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,379,954
		10,297,271
Transportation - 0.9%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,235,000	2,391,914
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2043 (c)	9,200,000	9,684,758
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (c)	4,845,000	5,055,077
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	638,082
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	584,881
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	130,000	58,880
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	210,441
		18,624,033
TOTAL OHIO		56,397,785
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	173,954
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	145,000	157,955
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	210,000	233,807
		391,762
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	65,000	65,574
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	70,615
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	50,000	50,390
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	100,483
		287,062
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	115,000	115,163
TOTAL OKLAHOMA		967,941
Oregon - 1.6%
Education - 0.4%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	8,060,033
General Obligations - 0.4%
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,577,947
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	550,000	569,023
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (g)	4,250,000	1,946,524
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed) (g)	4,155,000	1,794,492
		7,887,986
Health Care - 0.0%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	360,704
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	1,028,836
		1,389,540
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	347,082
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	270,000	270,817
		617,899
Transportation - 0.8%
Port of Portland Arpt Rev 5% 7/1/2041 (c)	1,760,000	1,814,076
Port of Portland Arpt Rev 5% 7/1/2045 (c)	785,000	795,066
Port of Portland Arpt Rev 5% 7/1/2052 (c)	1,480,000	1,500,582
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (c)	2,560,000	2,757,225
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	4,270,000	4,590,743
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (c)	3,650,000	3,902,660
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (c)	2,910,000	3,075,760
		18,436,112
TOTAL OREGON		36,391,570
Pennsylvania - 5.1%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (d)(i)	220,000	105,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (d)(i)	335,000	160,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (d)(i)	375,000	180,000
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	1,140,000	1,191,095
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	25,000	25,318
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	65,000	65,551
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	65,833
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	80,739
		1,874,936
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	32,027
General Obligations - 1.4%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	515,000	528,133
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	292,093
Lancaster PA Sch Dist 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	2,500,000	2,632,594
Lancaster PA Sch Dist 5% 6/1/2043 (Build America Mutual Assurance Co Insured)	1,810,000	1,901,839
Lancaster PA Sch Dist 5% 6/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,088,854
Pennsylvania St Gen. Oblig. 5% 9/1/2029	10,000,000	10,858,515
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,780,549
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,760,984
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,131,055
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	382,496
Philadelphia PA Sch Dist 5% 9/1/2025	445,000	448,620
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	501,890
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	727,129
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	419,891
Philadelphia PA Sch Dist 5% 9/1/2029	460,000	470,584
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	425,385
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	339,072
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	185,000	195,294
Philadelphia PA Sch Dist 5% 9/1/2036	95,000	98,581
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	56,992
Philadelphia PA Sch Dist 5% 9/1/2038	90,000	92,936
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	132,549
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	352,361
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,206
		32,683,602
Health Care - 0.6%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	55,000	56,017
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	60,000	61,032
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	255,000	255,251
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	117,656
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	119,732
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	230,299
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	20,000	20,074
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	66,137
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	105,649
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	80,243
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	85,090
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	109,856
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	74,442
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	78,482
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	82,212
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	245,100
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	305,000	291,779
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,890,000	1,937,343
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	5,715,187
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	50,000	50,972
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	50,000	51,096
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	50,000	50,990
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	75,000	73,517
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	130,000	126,413
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	415,000	378,198
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	205,000	177,874
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	55,000	55,007
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	24,998
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	219,683
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	40,443
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	585,893
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	578,137
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	129,661
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	290,801
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	390,000	393,732
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	280,000	283,368
		13,242,364
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	730,642
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (c)	395,000	405,557
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	50,000	49,894
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 3% 10/1/2049	360,000	356,129
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	987,072
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,443,688
		4,972,982
Transportation - 2.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured) (c)	4,145,000	3,749,909
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (c)	3,940,000	4,159,086
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	4,640,000	4,873,115
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	2,730,000	2,737,733
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,655,000	1,655,272
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,039,596
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,072,735
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	1,400,000	1,494,272
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	1,600,000	1,695,983
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,075,750
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,068,778
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	1,500,000	1,595,789
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	232,197
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	230,671
Pennsylvania Turnpike Commission 5% 12/1/2044	4,500,000	4,785,237
Pennsylvania Turnpike Commission 5% 12/1/2047	1,635,000	1,722,684
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,645,000	2,739,391
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,777,588
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	679,330
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,707,535
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,233,413
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,515,606
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,252
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	150,000	153,362
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	51,313
Philadelphia PA Airport Rev 5% 7/1/2027 (c)	125,000	129,536
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	41,849
Philadelphia PA Airport Rev 5% 7/1/2028 (c)	150,000	154,644
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	115,000	118,141
Philadelphia PA Airport Rev 5% 7/1/2032 (c)	805,000	823,249
Philadelphia PA Airport Rev 5% 7/1/2034 (c)	205,000	208,983
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Municipal Corp Insured) (c)	1,620,000	1,475,582
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	3,765,000	3,849,382
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	5,190,000	5,378,328
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	550,000	574,873
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,100,000	1,156,228
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	590,000	617,803
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (c)	1,000,000	1,004,116
		62,629,311
Water & Sewer - 0.0%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	52,234
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	84,737
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	52,543
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	200,000	209,563
		399,077
TOTAL PENNSYLVANIA		115,834,299
Puerto Rico - 0.9%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	8,240,022	5,645,839
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,887,387
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	663,917
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	803,371
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	201,149	208,270
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,071,674
		10,280,458
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	8,088,000	6,330,734
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (g)	4,500,000	1,468,527
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	9,847
		7,809,108
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	400,000	414,251
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	945,000	969,979
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	1,125,000	1,018,233
		2,402,463
TOTAL PUERTO RICO		20,492,029
Rhode Island - 0.9%
Education - 0.8%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,063,720
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,666,760
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	3,118,923
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	70,000	65,440
Rhode Island St Student Ln 5% 12/1/2028 (c)	500,000	518,824
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (c)	2,940,000	3,050,689
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (c)	4,380,000	4,583,861
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	1,605,000	1,671,760
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (c)	1,825,000	1,908,357
		18,648,334
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	421,202
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	1,235,000	1,221,647
		1,642,849
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	495,000	492,576
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	465,000	459,512
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	45,000	45,130
		997,218
TOTAL RHODE ISLAND		21,288,401
South Carolina - 1.2%
Electric Utilities - 1.1%
South Carolina St Svc Auth Rev 5% 12/1/2041	2,250,000	2,396,219
South Carolina St Svc Auth Rev 5% 12/1/2042	1,750,000	1,849,962
South Carolina St Svc Auth Rev 5% 12/1/2043	1,750,000	1,840,689
South Carolina St Svc Auth Rev 5% 12/1/2044	2,000,000	2,093,466
South Carolina St Svc Auth Rev 5% 12/1/2045	3,000,000	3,126,257
South Carolina St Svc Auth Rev 5% 12/1/2046	2,750,000	2,855,260
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	150,000	152,699
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	15,000	15,125
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,118,474
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,567,376
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	341,643
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,601,978
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	559,856
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,171,560
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	56,147
		25,746,711
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.25% 11/15/2039	850,000	884,342
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	381,293
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	603,201
		1,868,836
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	70,000	70,368
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	500,000	543,502
		613,870
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	145,000	149,104
TOTAL SOUTH CAROLINA		28,378,521
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	15,365
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,645
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	31,219
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	36,226
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	561,763
		660,218
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	425,000	460,353
TOTAL SOUTH DAKOTA		1,120,571
Tennessee - 1.8%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,716,884
Electric Utilities - 0.6%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,065,440
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	1,908,922
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,689,368
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2028	3,000,000	3,196,322
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	4,834,098
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	1,979,110
		14,673,260
General Obligations - 0.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2027	3,010,000	3,124,683
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	559,737
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	567,730
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	2,570,000	2,871,065
		3,998,532
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	555,000	546,576
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	235,000	230,198
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	109,517
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	124,025
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	309,820
		1,320,136
Transportation - 0.6%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	235,000	239,812
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (c)	3,250,000	3,275,375
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (c)	2,000,000	2,154,142
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (c)	2,000,000	2,141,627
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (c)	3,500,000	3,718,611
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (c)	130,000	130,253
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	965,000	995,285
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	125,000	125,244
		12,780,349
TOTAL TENNESSEE		40,613,844
Texas - 7.6%
Education - 0.1%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	980,521
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	35,491
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	20,837
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	35,000	36,364
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	30,000	31,087
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	66,424
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	51,018
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	1,929,624
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	150,000	152,022
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	108,408
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	105,000	107,537
		3,519,333
Electric Utilities - 0.1%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	295,000	295,736
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	370,000	378,989
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	458,602
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	110,000	110,260
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,072,600
		3,316,187
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	25,000	25,133
General Obligations - 4.2%
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,187,933
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,470,513
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,054,255
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,081,010
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,925,000	1,733,664
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	1,911,765
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,373,294
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,488,631
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,244,918
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,341,592
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	3,365,000	3,560,880
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,909,020
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,731,846
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,585,986
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,158,361
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,610,385
Dallas TX Isd 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,545,000	2,778,304
Dallas TX Isd 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,461,196
Dallas TX Isd 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,708,493
Dallas TX Isd 5% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	7,720,000	8,039,712
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,104,142
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,313,261
El Paso Independent School District Series 2020, 5% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	220,000	221,718
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	391,278
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	505,000	483,964
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	330,439
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	535,274
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	542,453
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured) (g)	150,000	148,239
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	255,000	227,811
Houston TX Gen. Oblig. 5% 3/1/2032	100,000	102,804
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,315,845
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	302,447
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,094,295
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	979,113
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,566,856
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,189,815
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	1,959,580
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,081,786
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	2,949,252
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,580,021
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,245,383
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	932,634
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,572,025
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	730,000	725,989
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,113,107
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,345,000	4,343,616
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,010,000	1,017,914
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,099,680
Weatherford Tex Indpt Sch Dist 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	350,000	263,278
		94,165,777
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,825,000	1,947,418
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	70,552
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	741,281
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,407
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	96,381
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	50,640
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,353
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	41,737
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	103,767
		3,132,536
Housing - 0.4%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,035,000	1,050,121
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,110,000	2,296,932
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,038,215	889,667
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	205,000	203,636
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	3,052,179
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	165,000	165,941
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,735,000	1,890,687
		9,549,163
Special Tax - 0.1%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	3,195,000	3,087,449
Transportation - 1.5%
Austin Tex Airport Sys 5% 11/15/2026 (c)	50,000	50,071
Austin Tex Airport Sys 5% 11/15/2027 (c)	65,000	65,112
Austin Tex Airport Sys 5% 11/15/2028 (c)	75,000	75,125
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (c)	50,000	50,946
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (c)	80,000	81,336
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (c)	60,000	60,872
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (c)	65,000	65,739
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (c)	105,000	106,071
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (c)	70,000	70,636
Central TX Regl Mobility Auth Rev 5% 1/1/2027	1,055,000	1,069,267
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	65,000	65,302
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (c)	880,000	891,578
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (c)	100,000	104,157
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	105,000	109,144
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (c)	75,000	77,799
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (c)	90,000	93,171
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,248,172
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	160,000	164,939
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	5,825,000	6,104,610
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	585,000	597,166
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	50,000	50,456
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (c)	110,000	110,801
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (c)	165,000	166,050
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (c)	100,000	100,583
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (c)	185,000	185,859
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (c)	50,000	50,515
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	50,000	51,221
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (c)	50,000	51,089
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (c)	90,000	91,669
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (c)	65,000	66,133
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (c)	50,000	50,818
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	115,000	116,763
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (c)	130,000	131,853
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	50,000	50,656
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	50,000	50,588
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	7,375,000	5,019,848
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	6,978,199
North TX Twy Auth Rev 5% 1/1/2030	20,000	20,259
North TX Twy Auth Rev 5% 1/1/2031	50,000	50,624
North TX Twy Auth Rev 5% 1/1/2031	30,000	30,369
North TX Twy Auth Rev 5% 1/1/2033	60,000	61,441
North TX Twy Auth Rev 5% 1/1/2034	75,000	76,665
North TX Twy Auth Rev 5% 1/1/2034	150,000	168,541
North TX Twy Auth Rev 5% 1/1/2035	110,000	112,287
North TX Twy Auth Rev 5% 1/1/2036	65,000	65,554
North TX Twy Auth Rev 5% 1/1/2037	65,000	66,165
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	625,000	618,639
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,280,000	1,260,858
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,694,165
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	204,336
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2039	530,000	502,249
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	413,182
		31,819,648
Water & Sewer - 1.1%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,079,921
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,343,473
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,870,074
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,132,445
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,121,072
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,167,456
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,066,403
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	3,470,000	3,670,664
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	585,000	593,650
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	966,692
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,064,744
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	625,000	642,684
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	871,845
Texas Wtr Dev Brd 5% 8/1/2030	295,000	323,619
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,128,866
		24,043,608
TOTAL TEXAS		172,658,834
Utah - 0.5%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	362,142	292,043
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (f)	1,000,000	949,241
Transportation - 0.5%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (c)	100,000	100,428
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	215,000	222,329
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	190,000	195,563
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (c)	140,000	143,892
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (c)	265,000	271,970
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (c)	205,000	209,761
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (c)	205,000	209,067
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (c)	275,000	279,985
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	690,000	701,159
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (c)	1,240,000	1,247,759
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	485,000	500,977
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	815,000	880,242
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	2,500,000	2,626,054
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (c)	2,715,000	2,839,912
		10,429,098
TOTAL UTAH		11,670,382
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	208,044
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	252,666
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	295,000	303,420
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (c)	295,000	301,782
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (c)	500,000	511,999
		1,577,911
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	316,000	308,090
TOTAL VERMONT		1,886,001
Virginia - 0.4%
General Obligations - 0.1%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,432,128
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	45,000	46,838
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	675,000	680,349
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,347,054
		3,506,369
Health Care - 0.1%
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2030	65,000	65,145
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,608,925
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	30,000	29,145
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	35,000	32,747
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	75,000	76,493
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	30,000	30,514
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	20,000	20,296
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	40,000	40,557
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	110,000	111,453
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	75,000	75,618
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	75,000	75,574
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	50,000	50,097
		2,216,564
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	740,000	767,858
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (c)	955,000	934,167
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	720,000	701,923
		1,636,090
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,059,130
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,051,919
		2,111,049
TOTAL VIRGINIA		10,237,930
Washington - 3.1%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	946,669
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	813,762
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	111,245
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	111,107
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	115,000	115,067
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	175,000	174,206
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	1,017,135
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (f)	1,215,000	1,312,471
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (f)	1,350,000	1,448,894
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (f)	3,000,000	3,223,749
		9,274,305
General Obligations - 1.7%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,122,866
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,325,000	2,443,704
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	1,000,000	1,017,004
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	185,748
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,424,735
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,180,452
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	13,908,202
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,327,325
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,337,261
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	107,630
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	867,920
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	597,245
		38,520,092
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	40,000	40,086
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	82,016
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	97,545
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	35,821
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	45,975
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,093
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	101,813
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	147,349
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,507
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	482,005
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 5% 10/1/2025	260,000	260,201
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,148,830
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	605,000	538,296
		4,071,537
Housing - 0.3%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	165,000	166,480
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	106,407
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,292,144
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	255,000	245,965
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	763,345
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,089,584
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	741,116
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,600,000	1,632,302
		7,037,343
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,363,905
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	335,000	257,823
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,189,769
		5,811,497
Transportation - 0.3%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	185,000	167,254
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	2,200,000	2,270,843
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	440,000	444,826
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (c)	465,000	467,603
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	640,000	653,166
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	395,000	410,707
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	1,105,000	1,163,341
Port Seattle WA Rev Series B, 5% 10/1/2028 (c)	175,000	177,860
Port Seattle WA Rev Series B, 5% 10/1/2030 (c)	100,000	101,515
		5,857,115
TOTAL WASHINGTON		70,571,889
West Virginia - 1.0%
Health Care - 1.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	82,643
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	72,148
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	725,000	722,721
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,746,353
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	11,390,000	12,318,720
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,195,606
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,086,616
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,079,329
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,900,157
		22,204,293
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2025	295,000	295,967
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	295,000	302,149
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	307,961
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	467,334
		1,373,411
TOTAL WEST VIRGINIA		23,577,704
Wisconsin - 1.3%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (f)	100,000	99,523
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	500,000	489,287
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	780,000	754,926
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	235,000	226,915
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	128,275
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	265,291
		1,964,217
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	610,243
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2037	585,000	438,249
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,267,003
		1,705,252
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	2,003,240
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	834,494
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,841,830
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	155,000	157,195
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	477,382
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	625,000	634,311
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (f)	130,000	127,247
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (f)	110,000	104,825
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (f)	45,000	44,999
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (f)	70,000	70,613
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	50,000	50,223
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	933,509
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	257,908
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	120,000	121,531
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,486,144
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	987,409
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	106,150
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	300,000	278,261
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,235,000	1,317,660
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	850,000	905,855
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	5,030,063
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	722,912
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	368,350
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	770,170
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	901,188
		20,533,469
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	70,000	69,781
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,365,000	1,369,782
		1,439,563
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	2,640,000	1,970,275
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	625,000	507,385
		2,477,660
TOTAL WISCONSIN		28,730,404
TOTAL MUNICIPAL SECURITIES (Cost $2,166,486,347)		2,143,318,983

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $126,499,663)	3.33	126,474,369	126,499,663

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,292,986,010)	2,269,818,646
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,957,540
NET ASSETS - 100.0%	2,281,776,186

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Non-income producing - Security is in default.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,440,513 or 0.8% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	138,724,561	223,004,331	235,229,229	851,773	-	-	126,499,663	126,474,369	3.5%
Total	138,724,561	223,004,331	235,229,229	851,773	-	-	126,499,663	126,474,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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